Financial Assets	12 Months Ended
Dec. 31, 2022
Financial Assets
Financial Assets

(11)   Financial Assets

Details of non-current financial assets on the consolidated balance sheet at 31 December 2022 and 2021 are as follows:

		Thousands of Euros
	Reference	31/12/2022	31/12/2021
Financial investments in listed shares		11,540	2,038
Non-current derivatives	Note 29	27,030	2,068
Total Non-current financial assets measured at fair value		38,570	4,106
Non-current guarantee deposits		9,277	7,763
Other non-current financial assets	(a)	476,361	261,294
Non-current loans to related parties	Note 30	96,537	89,104
Total Non-current financial assets measured at amortized cost		582,175	358,161

Details of current financial assets on the consolidated balance sheet at 31 December 2022 and 2021 are as follows:

		Thousands of Euros
	Reference	31/12/2022	31/12/2021
Current derivatives	Note 29	12,629	3,238
Total Non-current financial assets measured at fair value		12,629	3,238

		Thousands of Euros
	Reference	31/12/2022	31/12/2021
Deposits and guarantees		359	561
Other current financial assets	(a)	30,627	2,025,869
Current loans to third parties		48	39
Total other current financial assets measured at amortized cost		31,034	2,026,469

(a)	Other non-current and current financial assets

Details of other non-current and current financial assets are as follows:

		Thousands of Euros
	Reference	31/12/2022	31/12/2021
Other financial assets with related parties	Note 30	318,890	220,947
Other financial assets with third parties		188,098	2,066,216
Total other non-current and current financial assets		506,988	2,287,163

In 2021 Grifols closed a collaboration agreement with the U.S. firm ImmunoTek Bio Centers, LLC, specialized in the opening and construction of plasma centers, to open 21 plasma centers in the United States. At 31 December 2022, the Group has made advanced payments related to this project for an amount of Euros 124.1 million (Euros 42.3 million).

At 31 December 2021 “Other financial assets with third parties” was mainly composed of the cash received from the new bond issue, which has been used in 2022 to acquire the existing share capital of Tiancheng (Germany) Pharmaceutical Holdings AG, whose current corporate name is Grifols Biotest Holdings GmbH, owner of approximately 90% of Biotest ordinary shares and 1% of Biotest preferred shares (see note 15 and 20).